Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 10,180	$ 1,700	$ 12,580	$ 3,400	$ 6,700	$ 29,700